Fees Summary	Dec. 18, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 103,089,000.00
Previously Paid Amount	0.00
Total Fee Amount	14,236.59
Total Offset Amount	0.00
Net Fee	$ 14,236.59
Narrative - Max Aggregate Offering Amount | shares	103,089,000
Final Prospectus	true